EMPLOYEE BENEFITS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Defined Benefit Plan Disclosure [Line Items]
Pension Expense	$ 17,018	$ 16,150	$ 15,031